UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust
(Exact name of registrant as specified in charter)

134  North 4th Street, 2nd Floor, New York, NY 11249
(Address of principal executive offices) (Zip code)

Brett Boshco
The STAAR Investment Trust
134 North 4th Street, 2nd Floor
New York, NY 11249
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 313-9501

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

STAAR Investment Trust
ANNUAL REPORT
December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (888) 717-8227. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Letter to Shareholders (Unaudited) December 31, 2018

Dear Shareholder,
In plain language, 2018 was a bad year for the STAAR Investment Trust in the investment performance category. You elected us to manage your capital – a literal resource – and we did not produce a positive outcome. We take full responsibility; which is an obvious claim, but it seems noteworthy to us given that letters like these (we think) tend to bend at this point in the narrative.
Frequently (we think) letters like these blame the public market “average” outcome, rely on longwinded error analysis (read: paralysis), or both. But to us, doing the former ignores our job, and our duty to you, and doing the latter just fills the page with frustratingly complicated sentences.
Instead, we want to do two things, here:
1.) Explain what happened this year.
2.) Explain what we’re going to do to maximize the probability that it never happens again.
1.) 2018 was an “odd” year in that people (we think) seem to remember it as a year “worse” than it was, in fact. The year was straddled by two shorter, but rather intense periods of public market volatility; namely - the month of February and the fourth quarter. During the rest of the year, however, public asset prices increased, and more or less steadily at that, which is the fact everyone seems to forget. One explanation of such mental failure might come from the so-called “peak-end rule,” a well-documented cognitive bias that leads all of us to recall “events” as the experience-sum of their last outcome (i.e. the end), and their most intense outcome (i.e. the peak). The public market investor’s experience in 2018 fits this model well, we think, as in reflection, most people seem to talk to us about the two periods of increased volatility only. 2018 was also an “odd” year, in that we assumed management of your capital about one month into it. That is to say, it was a transition year, by definition.

The volatility. We “survived” February without incurring too much economic damage, and we observed the subsequent period of rising asset prices with what turned out to be some impatient caution. That is to say – we held extra cash, even still - going into the fourth quarter - with the fundamental belief that the economy’s spun-wool fabric would unravel; or if nothing else, that the average investor’s perception of things would fall apart. And that’s just what a security’s price is, after all. When the volatility began to strike in October we deployed the large majority of our cash into our best ideas. Then we watched prices continue to fall, albeit with no less conviction in our ideas. Then we hovered through November. And then finally, we ate a painful mark-to-market, conviction still unchanged, in December.

2.) It would be easy for us to look to conviction-only for salvation, here. And many (we believe most) investment managers cling to something along these storylines. However, the fact of the matter is that we moved too early... Now, how do we prevent such misfires in the future?
a.
We designed a new cash deployment model, which went into use post-completion. The model imposes some top-down constraints on when and how we deploy cash when faced with the combination of what we believe are good ideas in hand, in the face of falling prices. In short – it forces us to buy over a longer period of time, the everything-else-equal “worst case” being that we end up with a smaller position and a larger pile cash, but the everything-else-equal “best case” being that we don’t repeat what happened this year. And that, after all, was the purpose of the model’s design.
b.
Otherwise, we hold steady, and I know this sounds like an abrupt completion; however, we believe it’s the truth, and we believe every competent professional investor would (or at least should) do the same. The problem this year was ultimately one of when we bought certain positions, not which positions we bought. In the face of falling prices, with conviction unchanged, our job is to add where prudent and possible, but also, and what’s actually more difficult, to hold steady. This means many things, but I would summarize it with: using our intellectual fortitude. We still believe, with high conviction, in the positions we hold, and we believe over a reasonable period of time that we will land on the right side, the abnormally profitable side. And it is this, in the end, that we are trusted to do. Let’s see what 2019 holds.

Thank you for reading, thank you for your trust and support, and we look forward to writing again come the halfway mark of next year.

And in the meantime, remember that the sun, also, rises.

Sincerely,

Brett Boshco
Portfolio Manager, Barrel Park Investments Investment Adviser to the STAAR Investment Trust

Management Discussion and Analysis as of December 31, 2018 (Unaudited)
STAAR Disciplined Strategies Fund
The STAAR Disciplined Strategies Fund performed negatively during the year ended December 31, 2018, posting a (9.18%) total return (i.e. a negative total return). It performed in-line with its index, the MSCI ACWI Net Total Return USD Index, which also performed negatively during the same period, and posted a (9.42%) total return (i.e. a negative total return).

The negative return of the fund was due to poor investment performance in the portfolio in most cases in the fourth quarter of the year. Our best performing investment positions included a number of large-size capitalization technology companies, the gains from which we realized during the year (i.e. we sold the positions profitably), and our worst performing investment positions included a number of medium-size capitalization industrial and services companies, the losses from which we did not realize during the year (i.e. we still held the positions at year end), given our beliefs about the positions’ future performance.
STAAR International Fund
The STAAR International Fund performed negatively during the year ended December 31, 2018, posting a (18.70%) total return (i.e. a negative total return). It also underperformed its index, the MSCI EAFE Net Total Return USD Index, which also performed negatively during the same period, but posted a (13.79%) total return (i.e. a negative total return).
The negative return of the fund was due to poor investment performance in the portfolio in most cases throughout the year, and the index-underperformance was due to the same factor. The poor investment performance was due in part to the strength of the US Dollar (“USD”), crossed with many other developed market foreign currencies, which began in the second quarter of the year, and continued throughout. Most of the fund’s investments, ultimately, have a functional currency other than the USD. This means, during periods of USD strength, that the performance of these investments during the same periods, everything-else-equal, will decrease on a USD basis, given that most of the fund’s currency exposure is not offset by any instrument at the fund level, or at the underlying investment level. The opposite will be true during periods of USD weakness. We continue to believe this “unhedged” approach is the best option to use in the long run, as empirically currency values fluctuate; however, we are reviewing our assumptions here, in light of this outcome.
STAAR Smaller Company Stock Fund
The STAAR Smaller Company Stock Fund performed negatively during the year ended December 31, 2018, posting a (12.29%) total return (i.e. a negative total return). It also underperformed its index, the Russell 2000 Index, which also performed negatively during the same period, but posted a (11.01%) total return (i.e. a negative total return).
The negative return of the fund was due to poor investment performance in the portfolio in most cases in the first and fourth quarters of the year, and the index-underperformance was due to the same factors. Note that the poor investment performance in both quarters was almost entirely unrealized (i.e. we still held the positions at the quarters’ ends), given our beliefs about the positions’ future performance. Certain investments in small-to-medium-size capitalization industrial and services companies contributed to the end-of-year underperformance disproportionately.
STAAR Larger Company Stock Fund
The STAAR Larger Company Stock Fund performed negatively during the year ended December 31, 2018, posting a (9.22%) total return (i.e. a negative total return). It also underperformed its index, the S&P 500 Index, which also performed negatively during the same period, but posted a (4.38%) total return (i.e. a negative total return).
The negative return of the fund was due to poor investment performance in the portfolio in most cases in the first and fourth quarters of the year, and the index-underperformance was due to the same factors. Note that the poor investment performance in both quarters was almost entirely unrealized (i.e. we still held the positions at the quarters’ ends), given our beliefs about the positions’ future performance. Certain investments in large-size capitalization industrial and services companies contributed to the end-of-year underperformance disproportionately.
STAAR Short-Term Bond Fund and STAAR General Bond Fund
The STAAR Short-Term Bond Fund and the STAAR General Bond Fund performed negatively during the year ended December 31, 2018, posting a (3.84%) total return and a (1.86%) total return, respectively (i.e. negative total returns in both cases). They also underperformed their indices, the Bloomberg Barclays 1-3 Year US Government/Credit Total Return Index and the Bloomberg Barclays Intermediate US Government/Credit Total Return Index, respectively. The former index posted a 1.60% total return, and the latter index posted a 0.88% total return, during the same year.
The negative returns of the funds were due to poor investment performance in their portfolios in most cases, and on both a relative and an absolute basis, as well as the economic weight of the fixed fund costs that go with running small mutual funds. Additionally, the set of securities in both funds’ portfolios did not experience the same “flight to quality” that the set of securities present in the funds’ indices experienced, notably during the increase in asset price volatility at the end of the year.

PERFORMANCE ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

Comparison of the Change in Value of a $10,000 Investment in STAAR Disciplined Strategies Fund and the MSCI ACWI Net Total Return USD Index

Average Annual Total Returns
For the Periods Ended December 31, 2018 (Unaudited)

	STAAR Disciplined Strategies Fund	MSCI ACWI Net Total Return USD Index
1 Year	-9.18%	-9.42%
3 Year	1.46%	6.59%
5 Year	0.26%	4.26%
10 Year	5.00%	9.45%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR Disciplined Strategies Fund versus the MSCI ACWI Net Total Return USD Index. STAAR Disciplined Strategies Fund is a flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital. The MSCI ACWI Net Total Return USD Index captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 2,499 constituents, the index covers approximately 85% of the global investable equity opportunity set. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

PERFORMANCE ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

Comparison of the Change in Value of a $10,000 Investment in STAAR General Bond Fund and the Bloomberg Barclays Capital Intermediate Gov't/Credit Index

Average Annual Total Returns
For the Periods Ended December 31, 2018 (Unaudited)

	STAAR General Bond Fund	Bloomberg Barclays Capital Intermediate Gov't/Credit Index
1 Year	-1.86%	0.88%
3 Year	-0.12%	1.70%
5 Year	-0.50%	1.85%
10 Year	1.06%	2.90%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR General Bond Fund versus the Bloomberg Barclays Capital Intermediate Gov't/Credit Index. STAAR General Bond Fund is a high-grade general bond portfolio of US Gov't Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity. The Bloomberg Barclays Capital Intermediate Government/Credit Index measures the performance of dollar denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade credit structures that have a remaining maturity of greater than or equal to one year and less than ten years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

PERFORMANCE ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

Comparison of the Change in Value of a $10,000 Investment in STAAR International Fund and the MSCI EAFE Net Total Return USD Index

Average Annual Total Returns		MSCI EAFE Net Total Return USD Index
For the Periods Ended December 31, 2018 (Unaudited)
	STAAR International Fund
1 Year	-18.70%	-13.79%
3 Year	0.00%	2.87%
5 Year	-3.21%	0.53%
10 Year	2.34%	6.31%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR International Fund versus the MSCI EAFE Net Total Return USD Index. STAAR International Fund is a fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned. The MSCI EAFE Net Total Return USD Index is an equity index which captures large and mid cap representation across Developed Markets countries around the world, excluding the US and Canada. With 926 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

PERFORMANCE ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

Comparison of the Change in Value of a $10,000 Investment in STAAR Larger Company Stock Fund and the S&P 500 Index

Average Annual Total Returns
For the Periods Ended December 31, 2018 (Unaudited)
	STAAR Larger Company Stock Fund	S&P 500 Index
1 Year	-9.22%	-4.38%
3 Year	3.76%	9.25%
5 Year	2.63%	8.49%
10 Year	7.22%	13.11%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR Larger Company Stock Fund versus the S&P 500 Index. STAAR Larger Company Stock Fund is a fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income. The S&P 500 Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

PERFORMANCE ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

Comparison of the Change in Value of a $10,000 Investment in STAAR Short-Term Bond Fund and the Bloomberg Barclays 1-3 Year Gov't/Credit Total Return Index

Average Annual Total Returns		Bloomberg Barclays 1-3 Year Gov't/Credit Total Return Index
For the Periods Ended December 31, 2018 (Unaudited)
	STAAR Short-Term Bond Fund
1 Year	-3.84%	1.60%
3 Year	-1.48%	1.24%
5 Year	-1.05%	1.03%
10 Year	-0.10%	1.52%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR Short-Term Bond Fund versus the Bloomberg Barclays 1-3 Year Gov't/Credit Total Return Index. STAAR Short Term Bond Fund is a high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years. The Bloomberg Barclays 1-3 Year Government/Credit Bond Index includes all public obligations of the U.S Treasury and all publicly issued debt of the U.S. Government agencies and quasi-federal corporations with maturities ranging from 1 to 3 years. It also includes all publicly issued, fixed rate, non-convertible, investment grade, U.S. dollar denominated, SEC registered corporate debt with maturities ranging from 1 to 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

PERFORMANCE ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

Comparison of the Change in Value of a $10,000 Investment in STAAR Smaller Company Stock Fund and the Russell 2000® Index

Average Annual Total Returns
For the Periods Ended December 31, 2018 (Unaudited)
	STAAR Smaller Company Stock Fund	Russell 2000® Index
1 Year	-12.29%	-11.01%
3 Year	4.21%	7.36%
5 Year	0.86%	4.41%
10 Year	8.07%	11.97%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR Smaller Company Stock Fund versus the Russell 2000® Index. Smaller Company Stock Fund is a fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned. The Russell 2000® Index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® Index serves as a benchmark for small-cap stocks in the United States. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

PORTFOLIO ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the total investments.

PORTFOLIO ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the total investments.

PORTFOLIO ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the total investments.

PORTFOLIO ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the total investments.

PORTFOLIO ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the total investments.

PORTFOLIO ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the total investments.

STAAR Investment Trust
STAAR Disciplined Strategies Fund
Schedule of Investments
December 31, 2018

Shares			Value

COMMON STOCKS - 19.33%

Refrigeration & Service Industry Machinery - 6.20%

	800	Middleby Corp. *	$82,184

Services-Business Services, NEC - 13.13%

	4,900	Avaya Holdings Corp. *	71,344
	1,000	Fidelity National Information Services, Inc.	102,550
			173,894

TOTAL FOR COMMON STOCKS (Cost $282,055)			256,078

EXCHANGE TRADED FUNDS - 57.57%
	2,800	Invesco S&P 500 High Dividend Low Volatility ETF	106,960
	900	iShares Russell MidCap Growth ETF	102,339
	500	iShares S&P 600 SmallCap Growth ETF	80,665
	600	iShares U.S. Technology ETF	95,958
	4,500	ProShares Short MSCI EAFE ETF	132,840
	4,300	ProShares Short S&P ETF	134,719
	900	SPDR Gold Shares ETF *	109,125
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $637,021)			762,606

OPEN-END MUTUAL FUND - 14.75%
	16,700	Evermore Global Value Fund - Class A	195,390
TOTAL FOR OPEN END MUTUAL FUND (Cost $251,669)			195,390

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,170,745) - 91.65%			1,214,074

OTHER ASSETS LESS LIABILITIES - 8.35%			110,534

NET ASSETS - 100.00%			$1,324,608

* Non-income producing securities during the year.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR General Bond Fund

Schedule of Investments
December 31, 2018

Principal			Value

CORPORATE BONDS - 38.70%

Automobiles - 2.01%
	$25,000	Ford Motor Credit Co. LLC 3.10%, 4/20/2022	$23,139

Beverages - 2.14%
	25,000	Keurig Dr. Pepper, Inc. 2.00%, 1/15/2020	24,583

Commercial Banks - 7.77%

	25,000	Bank of America 2.15%, 11/9/2020	24,552
	50,000	Royal Bank of Canada 2.25%, 3/19/2021*	50,038
	15,000	National Rural Utilities Cooperative Finance Corp. 1.50%, 11/1/2019	14,802
			89,392

National Commercial Banks - 1.72%
	20,000	PNC Bank 1.45%, 7/29/2019	19,828

Natural Gas Transmission - 2.17%
	25,000	Kinder Morgan Energy Partners L.P. 2.65%, 2/1/2019	24,987

Perfumes, Cosmetics & Other Tools - 1.69%
	20,000	Estee Lauder Co., Inc. 1.70%, 5/10/2021	19,452

Personal Credit Institutions - 1.67%
	20,000	American Honda Finance 1.65%, 7/12/2021	19,267

Retail-Auto & Home Supply Stores - 1.73%
	20,000	Autozone, Inc. 1.63%, 4/21/2019	19,902

Retail-Grocery Stores - 2.14%
	25,000	Kroger Co. 1.50%, 9/30/2019	24,653

Security Brokers, Dealers & Flotation Companies - 6.16%
	25,000	Credit Suisse Nassau 2.00%, 8/31/2021*	24,097
	25,000	Goldman Sachs Group, Inc. 2.25%, 8/31/2026*	22,930
	25,000	Jefferies Group LLC. 3.00%, 8/26/2024*	23,863
			70,890
State Commercial Banks - 3.02%
	35,000	Deutsche Bank AG 2.85%, 5/10/2019	34,790

STAAR Investment Trust
STAAR General Bond Fund

Schedule of Investments
December 31, 2018

Principal			Value

Transportation Services - 4.32%
	$50,000	GATX Corp. 2.50%, 7/30/2019	$49,694

Wholesale-Drugs Proprietaries & Druggists. Sundries - 2.16%
	25,000	Cardinal Health, Inc. 2.40%, 11/15/2019	24,823

TOTAL FOR CORPORATE BONDS (Cost $455,117)			445,400

CERTIFICATES OF DEPOSIT - 32.11%
	25,000	Ally Bank 1.70%, 8/26/2019	24,855
	25,000	Ally Bank 1.80%, 3/2/2020	24,719
	30,000	BMO Harris Bank 1.00%, 12/8/2021	29,725
	25,000	Capital One Bank 1.60% 4/22/2019	24,932
	25,000	Capital One Bank 2.1% 3/8/2021	24,481
	30,000	Capital One Bank 2.20% 5/3/2021	29,387
	20,000	Capital One Bank 2.20%, 8/30/2021	19,513
	25,000	Discover Bank 1.90%, 9/1/2020	24,576
	35,000	Goldman Sachs Bank 1.60%, 3/11/2019	34,948
	30,000	Goldman Sachs Bank 1.85%, 5/4/2020	29,610
	20,000	Goldman Sachs Bank 2.00%, 6/4/2019	19,950
	30,000	JP Morgan Chase Bank 1.80%, 3/16/2020	29,645
	25,000	State Bank of India 2.4% 3/14/2022	24,352
	30,000	Synchrony Bank 2.35%, 10/13/2022	28,891
TOTAL FOR CERTIFICATES OF DEPOSIT (Cost $375,000)			369,584

Shares

EXCHANGE TRADED FUNDS - 11.86%
	600 iShares TIPS Bond ETF		65,706
	1,000 SPDR Portfolio Short Term Treasury ETF		29,580
	800 Vanguard Mortgage-Backed Securities ETF		41,192
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $132,529)			136,478

STAAR Investment Trust
STAAR General Bond Fund

Schedule of Investments
December 31, 2018

Shares			Value

MONEY MARKET FUND - 90.07%
	1,036,611	Federated Prime Obligations Fund - Institutional Class 2.26% ** (Cost $1,036,611)	$1,036,611

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,999,257) - 172.74%			1,988,073

LIABILITIES LESS OTHER ASSETS - (72.74)%			(837,212)

NET ASSETS - 100.00%			$1,150,861

* Step bond. Coupon rate is a fixed rate that increases to a higher coupon rate at a specified date. The rate shown is the current rate at December 31, 2018.

** Rate shown represents 7-day yield at December 31, 2018.

AG - Aktiengesellschaft

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR International Fund
Schedule of Investments
December 31, 2018

Shares			Value

COMMON STOCKS - 2.33%

Beverages - 1.40%
	150	Diageo PLC. ADR	$21,270

Services - Business Services - 0.93%
	100	Accenture PLC. Class A (Ireland)	14,101

TOTAL FOR COMMON STOCKS (Cost $18,594)			35,371

EXCHANGE TRADED FUNDS - 26.67%
	750	DB X-Trackers MSCI EAFE Hedged Equity ETF	20,925
	3,400	First Trust Dorsey Wright International Focus 5 ETF	59,228
	1,400	Invesco Builders Emerging Markets 50 ADR ETF	50,504
	700	iShares MSCI Emerging Markets ETF	27,342
	700	Vanguard Global Ex-U.S Real Estate ETF	36,687
	2,400	WisdomTree International Small Cap Dividend ETF	144,768
	1,800	WisdomTree International High Dividend ETF	66,798
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $391,355)			406,252

OPEN-END MUTUAL FUNDS - 59.31%
	4,271	American Funds Europacific Growth Fund F-2	191,810
	2,123	Calamos International Growth Class A	31,505
	3,486	Harbor International Fund Institutional Class	117,592
	2,500	Putnam International Capital Opportunities Fund Class A	80,025
	6,819	Saturna Sextant International	101,736
	16,458	T Rowe Price International Value Equity Fund	198,650
	6,076	Templeton Developing Markets Trust Class A	110,401
	5,549	The Aberdeen International Equity Fund Institutional Service Class	71,634
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $706,597)			903,353

MONEY MARKET FUND - 8.71%
	132,671	Federated Prime Obligations Fund - Institutional Class 2.26% ** (cost $132,671)	132,671

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,249,217) - 97.02%			1,477,647

OTHER ASSETS LESS LIABILITIES - 2.98%			45,406

NET ASSETS - 100.00%			$1,523,053

** Rate shown represents 7-day yield at December 31, 2018.
ADR - American Depositary Receipt
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Larger Company Stock Fund
Schedule of Investments
December 31, 2018

Shares			Value

COMMON STOCKS - 10.25%

Refrigeration & Service Industry Machinery - 8.55%
	1,400	Middleby Corp. *	$143,822
	7,550	Welbilt, Inc. *	83,880
			227,702

Services-To Dwellings & Other Buildings - 1.70%
	1,700	Frontdoor, Inc. *	45,237

TOTAL FOR COMMON STOCKS (Cost $367,482)			272,939

EXCHANGE TRADED FUNDS - 19.14%
	1,300	Consumer Staples Select Sector SPDR ETF	66,014
	500	First Trust ISE Cloud Computing ETF	24,235
	1,700	iShares Russell Mid Cap Growth ETF	193,307
	250	iShares U.S. Healthcare ETF	45,202
	400	iShares U.S. Medical Devices ETF	79,924
	200	iShares U.S. Real Estate ETF	14,988
	75	iShares U.S. Tech ETF	11,995
	200	iShares U.S. Utilities ETF	26,844
	300	ProShares S&P 500 Dividend Aristocrats ETF	18,162
	300	Vanguard Dividend Appreciation ETF	29,385
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $293,228)			510,056

OPEN-END MUTUAL FUNDS - 49.73%
	5,691	AF Fundamental Investors Fund Class F-2	297,475
	8,326	AMG Yacktman Fund Class I	158,615
	11,060	Brown Advisory Growth Equity Fund Class I	214,450
	5,460	Franklin Rising Dividends Fund Class A	302,047
	3,308	Mairs & Power Growth Fund Investor Class	352,133
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $687,555)			1,324,720

MONEY MARKET FUND - 3.90%
	103,818	Federated Prime Obligations Fund - Institutional Class 2.26% **(Cost $103,818)	103,818

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,452,083)- 83.02%			2,211,533

OTHER ASSETS LESS LIABILITIES - 16.98%			452,344

NET ASSETS - 100.00%			$2,663,877

* Non-income producing securities during the year.
** Rate shown represents 7-day yield at December 31, 2018.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Short-Term Bond Fund
Schedule of Investments
December 31, 2018

Shares/Principal			Value

CORPORATE BONDS - 48.27%

Commercial Banks - 5.38%
	$20,000	Barclays Bank PLC 2.00%, 5/31/2019	$19,870

Finance Services - 13.49%
	30,000	American Express Bank FSB 1.65%, 3/6/2019	29,963
	20,000	American Express Bank FSB 1.75%, 9/6/2019	19,886
			49,849

Miscellaneous Business Credit Institution - 5.34%
	20,000	National Rural Utilities Cooperative Finance Corp. 1.50%, 11/1/2019	19,736

National Commercial Banks - 5.37%
	20,000	PNC Bank 1.45%, 7/29/2019	19,828

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 7.96%
	30,000	DowDuPont, Inc. 2.50% 3/15/2020	29,403

Security Brokers, Dealers & Flotation Companies - 4.01%
	15,000	Goldman Sachs Bank CD 1.85%, 5/4/2020	14,805

Wholesale-Drugs Proprietaries & Druggists' Sundries - 6.72%
	25,000	Cardinal Health, Inc. 2.40% 11/15/2019	24,823

TOTAL FOR CORPORATE BONDS (Cost $180,274)			178,314

CERTIFICATES OF DEPOSIT - 46.96%
	25,000	Ally Bank 1.50%, 3/4/2019	24,965
	30,000	Ally Bank 1.80%, 3/2/2020	29,663
	20,000	Ally Bank 2.10%, 12/14/2020	19,643
	20,000	American Express Centurion Bank 1.95%, 8/31/2020	19,643
	25,000	Capital one Bank 1.50%, 3/8/2019	24,961
	25,000	Capital one Bank 1.60%, 4/22/2019	24,932
	30,000	JP Morgan Chase Bank 1.80%, 3/16/2020	29,645
TOTAL FOR CERTIFICATES OF DEPOSIT (Cost $175,000)			173,452

MONEY MARKET FUND - 7.47%
	27,594	Federated Prime Obligations Fund - Institutional Shares 2.26% * (Cost $27,594)	27,594

INVESTMENTS IN SECURITIES, AT VALUE (Cost $382,868) - 102.70%			379,360

LIABILITIES LESS OTHER ASSETS - (2.70)%			(9,957)

NET ASSETS - 100.00%			$369,403

* Rate shown represents 7-day yield at December 31, 2018.
FSB - Federal Savings Bank
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Smaller Company Stock Fund
Schedule of Investments
December 31, 2018
Shares			Value

COMMON STOCKS - 11.53%

Refrigeration & Service Industry Machinery - 2.41%
	5,750	Welbilt, Inc. *	$63,883

Services-Business Services - 2.48%
	4,500	Avaya Holdings Corp. *	65,520

Services-To Dwellings & Other Buildings - 6.64%
	6,600	Frontdoor, Inc. *	175,626

TOTAL FOR COMMON STOCKS (Cost $326,490)			305,029

EXCHANGE TRADED FUNDS - 36.29%
	300	Invesco S&P SmallCap 600 Pure Growth ETF	31,245
	2,875	iShares MicroCap ETF	237,044
	200	iShares Russell 2000 ETF	26,780
	1,200	iShares Russell 2000 Value ETF	129,048
	2,950	iShares S&P SmallCap 600 Growth ETF	475,923
	900	WisdomTree U.S. Midcap Earnings ETF	30,861
	900	WisdomTree Small Cap Earnings ETF	28,836
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $587,575)			959,737

OPEN END MUTUAL FUNDS - 34.80%
	11,535	Aberdeen Smallcap Fund Class A	320,563
	13,055	Columbia Acorn Fund Class Z	169,456
	3,033	Franklin Microcap Value Fund Class A	79,541
	1,300	Hancock Horizon Burkenroad Smallcap Fund Class D	52,416
	45,206	Wasatch Smallcap Value Fund	298,359
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $762,125)			920,335

MONEY MARKET FUND - 6.75%
	178,594	Federated Prime Obligations Fund - Institutional Class 2.26%** (Cost $178,594)	178,594

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,854,784) - 89.37%			2,363,695

OTHER ASSETS LESS LIABILITIES - 10.63%			281,125

NET ASSETS - 100.00%			$2,644,820

* Non-income producing securities during the year.

** Rate shown represents 7-day yield at December 31, 2018.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Disciplined Strategies Fund

Statement of Assets and Liabilities
December 31, 2018

Assets
Investments in securities, at value (Cost $1,170,745)	$ 1,214,074
Dividends and interest receivable	1,262
Receivable for Fund shares sold	449
Due from brokers	635,013
Due from Adviser	36,457
Prepaid expenses	72
Total Assets	1,887,327
Liabilities
Due to custodian	538,575
Payable for distributions to shareholders	9,642
Accrued audit and legal fees	10,647
Accrued CCO fees	2,699
Accrued transfer agent fees	825
Accrued Trustee fees	184
Accrued administration fees	58
Accrued distribution fees	10
Other accrued expenses	79
Total Liabilities	562,719
Net Assets	$ 1,324,608
Net Assets Consist of:
Paid-in capital	$ 1,354,007
Accumulated deficit	(29,399)
Net Assets	$ 1,324,608
Shares outstanding (unlimited number of shares authorized, no par value)	236,352
Net Asset Value, Offering and Redemption Price Per Share (a)	$ 5.60
The accompanying notes are an integral part of these financial statements.

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.

STAAR Investment Trust
STAAR General Bond Fund

Statement of Assets and Liabilities
December 31, 2018

Assets Investments in securities, at value (Cost $1,999,257)	$ 1,988,073
Dividends and interest receivable	5,067
Receivable for Fund shares sold	166
Prepaid expenses	111
Total Assets	1,993,417
Liabilities Payable for Fund shares redeemed	829,500
Accrued Adviser fees	103
Accrued audit and legal fees	10,996
Accrued CCO fees	678
Accrued transfer agent fees	825
Accrued Trustee fees	283
Accrued administration fees	41
Accrued distribution fees	24
Other accrued expenses	106
Total Liabilities	842,556
Net Assets	$ 1,150,861
Net Assets Consist of: Paid-in capital	$ 1,200,468
Accumulated deficit	(49,607)
Net Assets	$ 1,150,861
Shares outstanding (unlimited number of shares authorized, no par value)	121,326
Net Asset Value, Offering and Redemption Price Per Share	$ 9.49
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR International Fund

Statement of Assets and Liabilities
December 31, 2018

Assets Investments in securities, at value (Cost $1,249,217)	$ 1,477,647
Dividends and interest receivable	78
Receivable for Fund shares sold	60,626
Prepaid expenses	82
Total Assets	1,538,433
Liabilities Payable for distributions to shareholders	1,037
Accrued Adviser fees	350
Accrued audit and legal fees	10,735
Accrued CCO fees	2,082
Accrued transfer agent fees	825
Accrued Trustee fees	209
Accrued administration fees	44
Accrued distribution fees	4
Other accrued expenses	94
Total Liabilities	15,380
Net Assets	$ 1,523,053
Net Assets Consist of: Paid-in capital	$ 1,292,435
Accumulated earnings	230,618
Net Assets	$ 1,523,053
Shares outstanding (unlimited number of shares authorized, no par value)	171,259
Net Asset Value, Offering and Redemption Price Per Share	$ 8.89
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Larger Company Stock Fund

Statement of Assets and Liabilities
December 31, 2018

Assets
Investments in securities, at value (Cost $1,452,083)	$ 2,211,533
Dividends and interest receivable	671
Receivable for Fund shares sold	470,469
Prepaid expenses	123
Total Assets	2,682,796
Liabilities
Payable for distributions to shareholders	3,188
Accrued Adviser fees	518
Accrued audit and legal fees	11,103
Accrued CCO fees	2,729
Accrued transfer agent fees	825
Accrued Trustee fees	313
Accrued administration fees	65
Accrued distribution fees	32
Other accrued expenses	146
Total Liabilities	18,919
Net Assets	$ 2,663,877
Net Assets Consist of:
Paid-in capital	$ 1,869,145
Accumulated earnings	794,732
Net Assets	$ 2,663,877
Shares outstanding (unlimited number of shares authorized, no par value)	223,551
Net Asset Value, Offering and Redemption Price Per Share (a)	$ 11.92
The accompanying notes are an integral part of these financial statements.

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.

STAAR Investment Trust
STAAR Short-Term Bond Fund

Statement of Assets and Liabilities
December 31, 2018

Assets
Investments in securities, at value (Cost $382,868)	$ 379,360
Dividends and interest receivable	1,509
Receivable for Fund shares sold	125
Prepaid expenses	21
Total Assets	381,015
Liabilities
Accrued audit and legal fees	10,185
Accrued CCO fees	514
Accrued transfer agent fees	825
Accrued Trustee fees	53
Accrued administration fees	11
Accrued distribution fees	1
Other accrued expenses	23
Total Liabilities	11,612
Net Assets	$ 369,403
Net Assets Consist of: Paid-in capital	$ 376,674
Accumulated deficit	(7,271)
Net Assets	$ 369,403
Shares outstanding (unlimited number of shares authorized, no par value)	43,337
Net Asset Value, Offering and Redemption Price Per Share (a)	$ 8.52
The accompanying notes are an integral part of these financial statements.

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.

STAAR Investment Trust
STAAR Smaller Company Stock Fund

Statement of Assets and Liabilities
December 31, 2018

Assets
Investments in securities, at value (Cost $1,854,784)	$ 2,363,695
Dividends and interest receivable	850
Receivable for Fund shares sold	299,815
Prepaid expenses	132
Total Assets	2,664,492
Liabilities
Payable for distributions to shareholders	3,427
Accrued Adviser fees	551
Accrued audit and legal fees	11,179
Accrued CCO fees	3,123
Accrued transfer agent fees	825
Accrued Trustee fees	335
Accrued administration fees	69
Accrued distribution fees	10
Other accrued expenses	153
Total Liabilities	19,672
Net Assets	$ 2,644,820
Net Assets Consist of:
Paid-in capital	$ 2,128,630
Accumulated earnings	516,190
Net Assets	$ 2,644,820
Shares outstanding (unlimited number of shares authorized, no par value)	250,771
Net Asset Value, Offering and Redemption Price Per Share	$ 10.55
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Disciplined Strategies Fund

Statement of Operations
For the Year Ended December 31, 2018
Investment Income Dividends	$ 7,299
Interest	18,567
Total investment income	25,866
Expenses
Adviser	19,895
Audit and tax service	17,652
Chief Compliance Officer	15,034
Transfer agent	12,790
Legal	4,805
Custody	3,291
Administration	2,487
Registration	2,484
Insurance	2,478
Printing	708
Trustee	180
Distribution (12b-1)	129
Miscellaneous	1,381
Total expenses	83,314
Fees contractually waived by Adviser (see note 3)	(36,917)
Net operating expenses	46,397
Net investment loss	(20,531)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	4,063
Net realized gain on investment securities transactions	653,594
Net change in unrealized appreciation/depreciation of investment securities	(880,766)
Net realized and change in unrealized loss on investments	(223,109)
Net decrease in net assets resulting from operations	$ (243,640)
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR General Bond Fund

Statement of Operations
For the Year Ended December 31, 2018
Investment Income Dividends	$ 3,639
Interest	22,739
Total investment income	26,378
Expenses
Audit and tax service	13,891
Transfer agent	6,876
Chief Compliance Officer	6,653
Legal	3,238
Adviser	3,112
Custody	2,629
Registration	1,311
Administration	1,245
Insurance	1,132
Distribution (12b-1)	319
Printing	287
Trustee	222
Miscellaneous	924
Total expenses	41,839
Net investment loss	(15,461)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(684)
Net change in unrealized appreciation/depreciation of investment securities	(12,230)
Net realized and change in unrealized loss on investments	(12,914)
Net decrease in net assets resulting from operations	$ (28,375)
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR International Fund

Statement of Operations
For the Year Ended December 31, 2018

Investment Income Dividends	$ 33,413
Interest	421
Total investment income	33,834
Expenses
Audit and tax service	15,813
Adviser	14,666
Chief Compliance Officer	11,117
Transfer agent	9,862
Legal	3,826
Custody	2,772
Registration	1,861
Administration	1,833
Insurance	1,739
Printing	449
Trustee	196
Distribution (12b-1)	70
Miscellaneous	969
Total expenses	65,173
Net investment loss	(31,339)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	101,669
Net realized gain on investment securities transactions	14,980
Net change in unrealized appreciation/depreciation of investment securities	(433,942)
Net realized and change in unrealized loss on investments	(317,293)
Net decrease in net assets resulting from operations	$ (348,632)
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Larger Company Stock Fund

Statement of Operations
For the Year Ended December 31, 2018
Investment Income Dividends	$ 32,927
Interest	786
Total investment income	33,713
Expenses
Adviser	20,246
Audit and tax service	17,372
Chief Compliance Officer	15,258
Transfer agent	13,007
Legal	5,276
Custody	2,928
Administration	2,531
Registration	2,509
Insurance	2,320
Printing	681
Distribution (12b-1)	394
Trustee	297
Miscellaneous	1,390
Total expenses	84,209
Net investment loss	(50,496)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	122,538
Net realized gain on investment securities transactions	169,840
Net change in unrealized appreciation/depreciation of investment securities	(460,641)
Net realized and change in unrealized loss on investments	(168,263)
Net decrease in net assets resulting from operations	$ (218,759)
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Short-Term Bond Fund

Statement of Operations
For the Year Ended December 31, 2018
Investment Income Dividends	$ 75
Interest	9,217
Total investment income	9,292
Expenses
Audit and tax service	11,542
Transfer agent	3,132
Chief Compliance Officer	2,866
Custody	2,476
Adviser	1,211
Legal	959
Registration	560
Insurance	556
Administration	485
Printing	22
Trustee	22
Distribution (12b-1)	7
Miscellaneous	319
Total expenses	24,157
Fees voluntarily waived by Adviser (see note 3)	(1,211)
Net operating expenses	22,946
Net investment loss	(13,654)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(3,583)
Net change in unrealized appreciation/depreciation of investment securities	393
Net realized and change in unrealized loss on investments	(3,190)
Net decrease in net assets resulting from operations	$ (16,844)
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Smaller Company Stock Fund

Statement of Operations
For the Year Ended December 31, 2018
Investment Income Dividends	$ 20,868
Interest	1,018
Total investment income	21,886
Expenses
Adviser	22,308
Audit and tax service	19,389
Chief Compliance Officer	17,148
Transfer agent	14,041
Legal	5,846
Custody	3,015
Administration	2,788
Registration	2,642
Insurance	2,576
Printing	762
Trustee	328
Distribution (12b-1)	133
Miscellaneous	1,548
Total expenses	92,524
Net investment loss	(70,638)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	119,437
Net realized gain on investment securities transactions	222,356
Net change in unrealized appreciation/depreciation of investment securities	(611,247)
Net realized and change in unrealized loss on investments	(269,454)
Net decrease in net assets resulting from operations	$ (340,092)
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Disciplined Strategies Fund

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	December 31, 2018	December 31, 2017 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(20,531)	$(13,423)
Long term capital gain dividends from investment companies	4,063	-
Net realized gain on investment securities transactions	653,594	119,292
Net change in unrealized appreciation/depreciation of investment securities	(880,766)	195,982
Net increase (decrease) in net assets resulting from operations	(243,640)	301,851
Distributions to Shareholders From Earnings	(753,224)	(109,221)
Capital Transactions
Proceeds from shares sold	142,533	54,369
Reinvestment of distributions	743,581	108,428
Amount paid for shares redeemed	(1,261,807)	(326,551)
Net decrease in net assets resulting from capital transactions	(375,693)	(163,754)
Total increase (decrease) in net assets	(1,372,557)	28,876
Net Assets
Beginning of year	2,697,165	2,668,289
End of year	$1,324,608	$ 2,697,165
Share Transactions
Shares sold	10,132	3,773
Shares issued in reinvestment of distributions	136,687	7,356
Shares redeemed	(93,466)	(22,324)
Net increase (decrease) in shares outstanding	53,353	(11,195)

(a) For the year ended December 31, 2017, all distributions to shareholders from earnings were from net realized gains. As of December 31, 2017, accumulated net investment income was $0.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR General Bond Fund

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	December 31, 2018	December 31, 2017 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(15,461)	$5,286
Net realized loss on investment securities transactions	(684)	(37,739)
Net change in unrealized appreciation/depreciation of investment securities	(12,230)	32,942
Net increase (decrease) in net assets resulting from operations	(28,375)	489
Distributions to Shareholders From Earnings	-	(5,361)
Capital Transactions
Proceeds from shares sold	891,049	342,967
Reinvestment of distributions	-	5,314
Amount paid for shares redeemed	(1,219,037)	(246,620)
Net increase (decrease) in net assets resulting from capital transactions	(327,988)	101,661
Total increase (decrease) in net assets	(356,363)	96,789
Net Assets
Beginning of year	1,507,224	1,410,435
End of year	$1,150,861	$1,507,224

Share Transactions
Shares sold	93,490	35,488
Shares issued in reinvestment of distributions	-	551
Shares redeemed	(127,989)	(25,514)
Net increase (decrease) in shares outstanding	(34,499)	10,525

(a) For the year ended December 31, 2017, all distributions to shareholders from earnings were from net investment income. As of December 31, 2017, accumulated net investment income was $0.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR International Fund

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	December 31, 2018	December 31, 2017 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(31,339)	$(6,591)
Long term capital gain dividends from investment companies	101,669	-
Net realized gain on investment securities transactions	14,980	59,942
Net change in unrealized appreciation/depreciation of investment securities	(433,942)	351,602
Net increase (decrease) in net assets resulting from operations	(348,632)	404,953
Distributions to Shareholders From Earnings	(102,621)	(19,390)
Capital Transactions
Proceeds from shares sold	107,806	104,918
Reinvestment of distributions	101,584	19,218
Amount paid for shares redeemed	(300,244)	(174,737)
Net decrease in net assets resulting from capital transactions	(90,854)	(50,601)
Total increase (decrease) in net assets	(542,107)	334,962
Net Assets
Beginning of year	2,065,160	1,730,198
End of year	$1,523,053	$2,065,160

Share Transactions
Shares sold	10,941	9,929
Shares issued in reinvestment of distributions	11,427	1,634
Shares redeemed	(26,770)	(15,403)
Net decrease in shares outstanding	(4,402)	(3,840)

(a) For the year ended December 31, 2017, all distributions to shareholders from earnings were from net realized gains. As of December 31, 2017, accumulated net investment income was $0.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Larger Company Stock Fund

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	December 31, 2018	December 31, 2017 (a)

Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(50,496)	$(23,705)
Long term capital gain dividends from investment companies	122,538	-
Net realized gain on investment securities transactions	169,840	236,929
Net change in unrealized appreciation/depreciation of investment securities	(460,641)	209,526
Net increase (decrease) in net assets resulting from operations	(218,759)	422,750
Distributions to Shareholders From Earnings	(292,557)	(212,410)
Capital Transactions
Proceeds from shares sold	657,765	64,571
Reinvestment of distributions	289,369	210,680
Amount paid for shares redeemed	(389,064)	(453,611)
Net increase (decrease) in net assets resulting from capital transactions	558,070	(178,360)
Total increase in net assets	46,754	31,980
Net Assets
Beginning of year	2,617,123	2,585,143
End of year	$2,663,877	$2,617,123

Share Transactions
Shares sold	52,015	4,175
Shares issued in reinvestment of distributions	24,296	13,906
Shares redeemed	(25,539)	(29,072)
Net increase (decrease) in shares outstanding	50,772	(10,991)

(a) For the year ended December 31, 2017, all distributions to shareholders from earnings were from net realized gains. As of December 31, 2017, accumulated net investment income was $0.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Short-Term Bond Fund

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	December 31, 2018	December 31, 2017
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(13,654)	$(1,571)
Net realized loss on investment securities transactions	(3,583)	(55)
Net change in unrealized appreciation/depreciation of investment securities	393	(2,923)
Net decrease in net assets resulting from operations	(16,844)	(4,549)
Capital Transactions
Proceeds from shares sold	85,774	130,768
Reinvestment of distributions Amount paid for shares redeemed	- (410,864)	- (499,615)
Net decrease in net assets resulting from capital transactions	(325,090)	(368,847)
Total decrease in net assets	(341,934)	(373,396)
Net Assets
Beginning of year	711,337	1,084,733
End of year	$369,403	$711,337

Share Transactions
Shares sold	9,775	14,690
Shares issued in reinvestment of distributions	-	-
Shares redeemed	(46,708)	(56,075)
Net decrease in shares outstanding	(36,933)	(41,385)

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Smaller Company Stock Fund

Statements of Changes in Net Assets

	For the Year Ended December 31,	For the Year Ended December 31,
	2018	2017 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(70,638)	$(37,999)
Long term capital gain dividends from investment companies	119,437	-
Net realized gain on investment securities transactions	222,356	207,763
Net change in unrealized appreciation/depreciation of investment securities	(611,247)	103,853
Net increase (decrease) in net assets resulting from operations	(340,092)	273,617
Distributions to Shareholders From Earnings	(337,783)	(204,595)
Capital Transactions
Proceeds from shares sold	490,831	88,685
Reinvestment of distributions	334,355	203,114
Amount paid for shares redeemed	(421,259)	(448,831)
Net increase (decrease) in net assets resulting from capital transactions	403,927	(157,032)
Total decrease in net assets	(273,948)	(88,010)
Net Assets
Beginning of year	2,918,768	3,006,778
End of year	$2,644,820	$2,918,768
Share Transactions Shares sold	41,451	6,346
Shares issued in reinvestment of distributions	31,723	14,456
Shares redeemed	(30,184)	(31,875)
Net increase (decrease) in shares outstanding	42,990	(11,073)

(a) For the year ended December 31, 2017, all distributions to shareholders from earnings were from net realized gains. As of December 31, 2017, accumulated net investment income was $0.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Disciplined Strategies Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014
Net Asset Value, at Beginning of Year	$14.74	$13.74	$13.38	$14.25	$14.97

Income From Investment Operations: ***
Net Investment Loss *	(0.12)	(0.07)	(0.06)	(0.07)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.46)	1.69	0.44	(0.67)	0.39
Total from Investment Operations	(1.58)	1.62	0.38	(0.74)	0.34

Distributions:
From Net Realized Gain	(7.56)	(0.62)	(0.02)	(0.13)	(1.06)
Total from Distributions	(7.56)	(0.62)	(0.02)	(0.13)	(1.06)

Net Asset Value, at End of Year	$5.60(a)	$14.74	$13.74	$13.38	$14.25

Total Return **	(9.18)%	11.80%	2.87%	(5.20)%	2.25%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$1,325	$2,697	$2,668	$3,162	$3,375
Ratio of Expenses to Average Net Assets	1.87%	2.37%	2.34%	2.09%	1.97%
Ratio of Expenses to Average Net Assets Before Fee Waiver	3.35%	2.37%	2.34%	2.09%	1.97%
Ratio of Net Investment Loss to Average Net Assets	(0.83)%	(0.49)%	(0.46)%	(0.46)%	(0.35)%
Portfolio Turnover	153.19%	9.66%	20.49%	29.65%	25.18%

* Per share net investment loss has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.

 The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR General Bond Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014
Net Asset Value, at Beginning of Year	$9.67	$9.71	$9.60	$9.87	$9.96

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.12)	0.03	0.04	0.07	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.06)	(0.04)	0.11	(0.27)	(0.09)
Total from Investment Operations	(0.18)	(0.01)	0.15	(0.20)	(0.01)

Distributions:
From Net Investment Income	-	(0.03)	(0.04)	(0.07)	(0.08)
From Net Realized Gain	-	-	-	-	-
Total from Distributions	-	(0.03)	(0.04)	(0.07)	(0.08)

Net Asset Value, at End of Year	$9.49	$9.67	$9.71	$9.60	$9.87

Total Return **	(1.86)%	(0.06)%	1.58%	(2.02)%	(0.08)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$1,151	$1,507	$1,410	$1,518	$1,666
Ratio of Expenses to Average Net Assets	3.36%	1.90%	1.98%	1.57%	1.53%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.24)%	0.36%	0.45%	0.72%	0.83%
Portfolio Turnover	0.00%	35.87%	20.36%	17.30%	12.92%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR International Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014
Net Asset Value, at Beginning of Year	$11.76	$9.64	$9.65	$10.45	$12.42

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.19)	(0.04)	(0.03)	(0.03)	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.01)	2.27	0.02	(0.77)	(1.06)
Total from Investment Operations	(2.20)	2.23	(0.01)	(0.80)	(1.00)

Distributions:
From Net Investment Income	-	-	-	-	(0.06)
From Net Realized Gain	(0.67)	(0.11)	-	-	(0.91)
Total from Distributions	(0.67)	(0.11)	-	-	(0.97)

Net Asset Value, at End of Year	$8.89	$11.76	$9.64	$9.65	$10.45

Total Return **	(18.70)%	23.15%	(0.10)%	(7.57)%	(8.10)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$1,523	$2,065	$1,730	$2,121	$2,378
Ratio of Expenses to Average Net Assets	3.56%	2.35%	2.32%	2.14%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.71)%	(0.33)%	(0.32)%	(0.25)%	0.48%
Portfolio Turnover	0.00%	6.94%	11.11%	17.45%	17.58%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Larger Company Stock Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014
Net Asset Value, at Beginning of Year	$15.15	$14.07	$13.99	$15.23	$15.92
Income From Investment Operations: ***
Net Investment Loss *	(0.31)	(0.14)	(0.10)	(0.11)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.09)	2.56	0.80	(0.48)	1.06
Total from Investment Operations	(1.40)	2.42	0.70	(0.59)	0.96

Distributions:
From Net Investment Income	-(a)	-	-	-	-
From Net Realized Gain	(1.83)	(1.34)	(0.62)	(0.65)	(1.65)
Total from Distributions	(1.83)	(1.34)	(0.62)	(0.65)	(1.65)

Net Asset Value, at End of Year	$11.92(b)	$15.15	$14.07	$13.99	$15.23
Total Return **	(9.22)%	17.18%	5.00%	(3.87)%	6.03%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$2,664	$2,617	$2,585	$3,158	$3,434
Ratio of Expenses to Average Net Assets	3.33%	2.42%	2.31%	2.07%	1.99%
Ratio of Net Investment Loss to Average Net Assets	(2.00)%	(0.88)%	(0.70)%	(0.77)%	(0.61)%
Portfolio Turnover	16.06%	3.44%	9.45%	30.02%	21.72%

* Per share net investment loss has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a)	Amount is less than $0.005

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Short-Term Bond Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014
Net Asset Value, at Beginning of Year	$8.86	$8.92	$8.91	$8.91	$8.98
Income From Investment Operations: ***
Net Investment Loss *	(0.25)	(0.02)	(0.02)	-(a)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.09)	(0.04)	0.03	-(a)	(0.06)
Total from Investment Operations	(0.34)	(0.06)	0.01	-	(0.07)
Distributions:
From Net Investment Income	-	-	-	-	-
Total from Distributions	-	-	-	-	-
Net Asset Value, at End of Year	$8.52(b)	$8.86	$8.92	$8.91	$8.91
Total Return **	(3.84)%	(0.67)%	0.11%	0.00%	(0.78)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$369	$711	$1,085	$842	$1,296
Ratio of Net Expenses to Average Net Assets	4.74%	1.89%	1.44%	1.47%	1.48%
Ratio of Expenses to Average Net Assets Before Fee Waiver	4.99%	2.14%	1.69%	1.72%	1.54%
Ratio of Net Investment Loss to Average Net Assets	(2.82)%	(0.19)%	(0.25)%	(0.03)%	(0.11)%
Portfolio Turnover	0.00%	61.78%	30.80%	0.00%	3.31%
* Per share net investment loss has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a)	Amount is less than $0.005

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust
STAAR Smaller Company Stock Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014
Net Asset Value, at Beginning of Year	$14.05	$13.74	$11.71	$14.01	$15.09
Income From Investment Operations:
*** Net Investment Loss *	(0.36)	(0.18)	(0.16)	(0.13)	(0.17)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.37)	1.55	2.19	(0.82)	0.01
Total from Investment Operations	(1.73)	1.37	2.03	(0.95)	(0.16)
Distributions:
From Net Realized Gain	(1.77)	(1.06)	-	(1.35)	(0.92)
Total from Distributions	(1.77)	(1.06)	-	(1.35)	(0.92)

Net Asset Value, at End of Year	$10.55	$14.05	$13.74	$11.71	$14.01
Total Return **	(12.29)%	9.96%	17.34%	(6.76)%	(1.09)%
Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$2,645	$2,919	$3,007	$3,411	$3,744
Ratio of Expenses to Average Net Assets	3.32%	2.36%	2.29%	2.09%	1.98%
Ratio of Net Investment Loss to Average Net Assets	(2.53)%	(1.28)%	(1.35)%	(0.94)%	(1.15)%
Portfolio Turnover	12.05%	4.42%	5.84%	39.36%	12.38%

*	Per share net investment loss has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

Note 1. Organization
STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non- diversified, open-end management investment company. On February 9, 2018, the Trust changed its form of organization from a Pennsylvania business trust to a Delaware statutory trust. Barrel Park Investments, LLC, is the investment adviser to the Trust (the"Adviser").

The Trust consists of six separate series portfolios (each a “Fund” and collectively, the “Funds”). The Funds are organized in such a manner that each Fund corresponds to a standard asset allocation category, with the exception of the Disciplined Strategies Fund, which is a flexibly managed fund that may invest in assets not included in the other Funds. The Funds are:

STAAR Disciplined Strategies Fund (“Disciplined Strategies Fund”) (formally known as the STAAR Alternative Categories Fund)
STAAR General Bond Fund (“General Bond Fund”) STAAR International Fund (“International Fund”)
STAAR Larger Company Stock Fund (“Larger Company Stock Fund”) STAAR Short-Term Bond Fund (“Short-Term Bond Fund”)
STAAR Smaller Company Stock Fund (“Smaller Company Stock Fund”)

Each Fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each Fund may invest in other open-end funds (mutual funds), exchange traded funds (ETFs), closed-end funds and individual securities. Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds follow the accounting and reporting guidance of FASB Accounting Standard Codification Topic 946 applicable to investment companies.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”) and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using various techniques, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Other mutual funds held by the Funds are valued at Net Asset Value per share.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Funds is normally determined as of 4:00 p.m., Eastern Time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, Topic 820 (ASC 820) - In accordance with ASC 820, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of December 31, 2018:

Disciplined Strategies Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 256,078	-	-	$ 256,078
Exchange Traded Funds	762,606	-	-	762,606
Open-End Mutual Fund	195,390	-	-	195,390
Total	$1,214,074	-	-	$ 1,214,074

General Bond Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 445,400	-	$445,400
Certificates of Deposit	-	369,584	-	369,584
Exchange Traded Funds	136,478	-	-	136,478
Money Market Fund	1,036,611	-	-	1,036,611
Total	$ 1,173,089	$ 814,984	-	$ 1,988,073

International Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 35,371	-	-	$35,371
Exchange Traded Funds	406,252	-	-	406,252
Open-End Mutual Funds	903,353	-	-	903,353
Money Market Fund	132,671	-	-	132,671
Total	$ 1,477,647	-	-	$ 1,477,647

Larger Company Stock Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 272,939	-	-	$ 272,939
Exchange Traded Funds	510,056	-	-	510,056
Open-End Mutual Funds	1,324,720	-	-	1,324,720
Money Market Fund	103,818	-	-	103,818
Total	$ 2,211,533	-	-	$ 2,211,533
Short-Term Bond Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$ 178,314	-	$ 351,766
Certificates of Deposit	-	173,452	-	173,452
Money Market Fund	27,594	-	-	27,594
Total	$ 27,594	$ 351,766	-	$ 379,360

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

Smaller Company Stock Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 305,029	-	-	$ 305,029
Exchange Traded Funds	959,737	-	-	959,737
Open-End Mutual Funds	920,335	-	-	920,335
Money Market Fund	178,594	-	-	178,594
Total	$ 2,363,695	-	-	$ 2,363,695

(a) Refer to each Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Funds held no Level 3 securities any time during the year ended December 31, 2018. The Funds did not hold any derivative instruments at any time during the year ended December 31, 2018.

Security Transactions and Income- Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, generally accepted accounting principles in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2015-2017, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. During the year ended December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds had no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Indemnification: In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds expect the risk of loss to be remote.

Other- GAAP requires that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.
Cash Overdraft – As of December 31, 2018, the Disciplined Strategies Fund had an overdraft balance of $538,575 with the Fund’s custodian       bank, Huntington National Bank. The overdraft occurred on December 28, 2018 and was resolved on January 3, 2019. Consistent with the Fund’s borrowing policy, the overdraft is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with Huntington National Bank under the custody agreement. A Fund with an overdraft is subject to a lien by Huntington National Bank on the Fund’s account and Huntington National Bank may charge the Fund’s account for any amounts owed to Huntington National Bank. For the overdraft balance the Fund paid Huntington National Bank $244 in overdraft fees.

Note 3. Investment Management Agreement and Other Transactions with Affiliates
The Board approved a management agreement (the “Management Agreement”) with the Adviser to furnish investment advisory and management services to the Funds. The Funds pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.25% for the Short-Term Bond Fund, 0.25% for the General Bond Fund, and 0.80% for all other portfolios. For the year ended December 31, 2018, the Adviser earned $19,895, $3,112, $14,666, $20,246, $1,211, and $22,308 for the Disciplined Strategies Fund, General Bond Fund, International Fund, Larger Company Stock Fund, Short-Term Bond Fund, and Smaller Company Stock Fund, respectively. For the year ended December 31, 2018, the Adviser voluntarily waived $1,211 in fees for the Short-Term Bond Fund, which is not recoupable. As of December 31, 2018, the Funds owed the Adviser for management fees $103, $350, $518, $0, and $551 for General Bond Fund, International Fund, Larger Company Stock Fund, Short-Term Bond Fund, and Smaller Company Stock Fund, respectively.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

Effective May 1, 2018, the Adviser had contractually agreed to limit Disciplined Strategies Fund expenses (exclusive of front-end or contingent deferred loads, 12b-1 fees, taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non- affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to the extent necessary to insure the Fund’s total annual operating expenses do not exceed 1.99% of the average daily net assets of each class of the Fund’s shares, respectively through at least April 30, 2020 (the “Expense Cap”). Expenses reimbursed may be recouped by the Adviser for a period of three years following the time such reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reimbursement occurred and at the time of the recoupment.

Due to an administrative oversight, the Disciplined Strategies Fund was not properly reimbursed for certain fees and expenses that exceeded the Expense Cap prior to the fiscal year ended December 31, 2018. The Adviser has since reimbursed the amount owed to the Fund pursuant to the Expense Cap, plus interest on the same. The total paid to the Fund was $36,917.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. For the year ended December 31, 2018, the distribution fees were as follows, $129, $319, $70, $394, $7, and $133 for the Disciplined Strategies Fund, General Bond Fund, International Fund, Larger Company Stock Fund, Short-Term Bond Fund, and Smaller Company Stock Fund, respectively. As of December 31, 2018, the Funds owed $10, $24, $4, $32, $1, and $10 for the Disciplined Strategies Fund, General Bond Fund, International Fund, Larger Company Stock Fund, Short-Term Bond Fund, and Smaller Company Stock Fund, respectively. Aggregate annual Trustee fees for the year ended December 31, 2018, were $1,245.

Note 4. Investment Transactions
For the year ended December 31, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,135,088 and $3,255,000 for the Disciplined Strategies Fund, $0 and $530,438 for the General Bond Fund, $0 and $194,783 for the International Fund, $395,975 and $524,165 for the Larger Company Stock Fund, $0 and $347,972 for the Short-Term Bond Fund, and $326,490 and
$609,305 for the Smaller Company Stock Fund, respectively.

Note 5. Tax Matters
At December 31, 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation) on Investments	Tax Cost
Disciplined Strategies Fund	$147,933	$(104,442)	$43,491	$1,170,583
General Bond Fund	5,409	(16,593)	(11,184)	1,999,257
International Fund	239,836	(11,406)	228,430	1,249,217
Larger Company Stock Fund	862,496	(103,046)	759,450	1,452,083
Short-Term Bond Fund	-	(3,508)	(3,508)	382,868
Smaller Company Stock Fund	644,676	(135,765)	508,911	1,854,784

As of December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Accumulated Undistributed Ordinary Income (Loss)	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total
Disciplined Strategies Fund	$38,625	$30,585	$(142,100)	$43,491	$(29,399)
General Bond Fund	-	-	(38,423)	(11,184)	(49,607)
International Fund	-	2,188	-	228,430	230,618
Larger Company Stock Fund	-	35,282	-	759,450	794,732
Short-Term Bond Fund	-	-	(3,763)	(3,508)	(7,271)
Smaller Company Stock Fund	-	7,279	-	508,911	516,190

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. For the year ended December 31, 2018, the Funds made the following reclassification to increase/(decrease) the components of net assets:

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

Fund	Paid in Capital	Accumulated Earnings (Deficit)
Disciplined Strategies Fund	$-	$-
General Bond Fund	(154,682)	154,682
International Fund	(44,797)	44,797
Larger Company Stock Fund	(50,675)	50,675
Short-Term Bond Fund	(24,480)	24,480
Smaller Company Stock Fund	(66,627)	66,627

The tax-basis components of distributions paid for the years ended December 31, 2018 and 2017 are as follows:

At December 31, 2018, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
General Bond Fund	$1,000	$37,423	$38,423
Short-Term Bond Fund	2,008	1,601	3,609

Capital losses and specified gains realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the tax year ended December 31, 2018, the Disciplined Strategies Fund and Short-Term Bond Fund deferred post-October capital losses in the amount of $142,100 and $154 respectively.

Note 6. Control and Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended. As of December 31, 2018, Ronald & Shirley Franck, owned approximately 35.34% of the International Fund. As of December 31, 2018, Ronald & Shirley Franck, owned approximately 37.91% of the Larger Company Stock Fund. As of December 31, 2018, Ronald & Shirley Franck, owned approximately 40.61% of the Smaller Company Stock Fund.

Note 7. New Accounting Pronouncements
In March 2017, FASB issued ASU No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

Note 8. Change in Independent Registered Public Accounting Firm

On March 26, 2018, the Trust, by action of the Audit Committee of the Board and on behalf of each series of the Trust (collectively, the “Funds”), approved BBD, LLP to serve as the independent registered public accounting firm to audit the financial statements of all series of the Trust for fiscal year ending December 31, 2018. Previously, Goff, Backa, Alfera & Company, LLC (“Goff”) served as the independent registered public accounting firm to the Trust.
Goff’s report on the financial statements for the Funds for the fiscal year ending December 30, 2017 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During the 2017 fiscal year and the interim period of January 1, 2018, through January 30, 2018 (the “Interim Period”), there were no (i) disagreements with Goff on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of GOFF, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial  statements  for such  years, nor (ii) “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During fiscal year 2017 and the Interim Period, neither the Funds nor anyone on behalf of the Funds had consulted BBD, LLP on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on an Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of BBD, LLP does not reflect any disagreements or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Goff.

Note 9. Subsequent Events
Effective Monday, March 11, 2019, Ultimus Fund Solutions, LLC (“Ultimus”) replaced Mutual Shareholder Services, LLC (“MSS”) in all such capacities in which MSS previously acted as service provider to the STAAR Investment Trust. On the same date, Ultimus, having been approved and appointed by the Board of Trustees, assumed entirely the following roles with respect to all Funds:
Transfer Agent
Fund Accountant
Fund Administrator
Shareholder Servicing Agent
Ultimus assumed the roles listed above effective Monday, March 11, 2019 and therefore is not responsible for any matters that occurred prior to said date, independent of such matters' reporting dates. Such matters include, but are not limited to, the Funds' fiscal year 2018 annual reporting requirements.
On Friday, March 29, 2019, all of the assets of the Hatteras Alpha Hedged Strategies Fund (the "Target Fund") and the assumption of all of the liabilities of the Target Fund were acquired by the Disciplined Strategies Fund (the "Acquiring Fund") in exchange for shares of the Acquiring Fund and the distribution of such shares to the shareholders of the Target Fund in complete liquidation of the Target Fund (the "Reorganization"). The material terms of the Reorganization are discussed in more detail in the Combined Prospectus and Proxy Statement dated October 11, 2018, which was mailed to shareholders of the Target Fund as of October 1, 2018. The Reorganization closed successfully, and there were no sales charges, commissions or other transactional fees paid by either the Acquiring Funds’ shareholders or the Target Funds’ shareholders, in connection with the Reorganization.
It is anticipated that on April 30, 2019, the STAAR Smaller Company Stock Fund’s  name will  be  changed to the  “STAAR  Adaptive  Discovery  Fund”. Additionally, it is anticipated that on April 30, 2019, the STAAR Larger Company Stock Fund’s name will be changed to the “STAAR Dynamic Capital Fund”.

Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of STAAR Investment Trust
and the Shareholders of STAAR Disciplined Strategies Fund, STAAR General Bond Fund, STAAR International Fund, STAAR Larger Company Stock Fund, STAAR Short-Term Bond Fund, and STAAR Smaller Company Stock Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of STAAR Disciplined Strategies Fund (formerly the “STAAR Alternative Categories Fund”), STAAR General Bond Fund, STAAR International Fund, STAAR Larger Company Stock Fund, STAAR Short-Term Bond Fund, and STAAR Smaller Company Stock Fund, each a series of shares of beneficial interest in STAAR Investment Trust (the “Funds”), including the schedules of investments, as of December 31, 2018, and the related statements of operations and changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended December 31, 2017 and the financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report dated February 27, 2018 expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required tohave, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Funds in the STAAR Investment Trust since 2018.

Philadelphia, Pennsylvania April 29, 2019

EXPENSE ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

Expense Example

As a shareholder of the STAAR Investment Trust Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2018 through December 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the otherfunds.

Disciplined Strategies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018
Actual	$1,000.00	$910.64	$18.73
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,005.60	$19.66

*	Expenses are equal to the Fund's annualized expense ratio of 3.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

General Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018
Actual	$1,000.00	$992.68	$21.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,003.63	$21.62

*	Expenses are equal to the Fund's annualized expense ratio of 4.28%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EXPENSE ILLUSTRATION
DECEMBER 31, 2018 (UNAUDITED)

International Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018
Actual	$1,000.00	$856.69	$20.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,002.82	$22.41

*	Expenses are equal to the Fund's annualized expense ratio of 4.44%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Larger Company Stock Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018
Actual	$1,000.00	$898.29	$17.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.25	$18.76

*	Expenses are equal to the Fund's annualized expense ratio of 3.71%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Short-Term Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018
Actual	$1,000.00	$973.71	$35.77
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$988.96	$36.05

*	Expenses are equal to the Fund's annualized expense ratio of 7.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Smaller Company Stock Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018
Actual	$1,000.00	$839.50	$17.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,005.95	$19.31

*	Expenses are equal to the Fund's annualized expense ratio of 3.82%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS
DECEMBER 31, 2018 (UNAUDITED)

TRUSTEES
Below is the name, year of birth, address, information regarding position with the Trust, and the principal occupation for each trustee of the Trust.

Name, Address and Year of Birth	Position with the Trust	Term of Office [1] and Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust Overseen	Other Directorships of Public Companies Held During Past 5 Years
Independent Trustees
Robert Weiss 520 Madison Avenue New York, NY 10022 1958	Trustee	Since 2018	Partner and General Counsel of MatlinPatterson and General Counsel of Matlin & Partners Acquisition Corporation (since 2002).	6 Funds	None
Ann Chung 130 Main Street New Canaan, CT 06840 1981	Trustee	Since 2018
Vice President and Principal at J.H. Whitney Capital Partners (private equity fund) (since 2013). Previously, Vice President at Swander Pace Capital (2010-2013) and Associate at DLJ Merchant Banking Partners (2008-2010).
				6 Funds	None
Shiliang Tang 152 Madison Avenue New York, NY 10016 1986	Trustee	Since 2018
President of LedgerPrime, a digital asset market making and proprietary trading firm (since 2017). Previously, Co-Founder and COO of WorldCover (crop insurance in developing countries) (2015-2017) and a primary trader and risk manager in the Institutional Volatility Trading Group at Bank of America (2010-2014).
				6 Funds	None
Interested Trustee[2]
Brett C. Boshco 120 E. 23rd Street 5th Floor New York, NY 10010 1982	Trustee and Chairman	Since 2018
Chief Executive Officer and Chief Compliance Officer3 of Barrel Park Investments, LLC (since 2017). Previously, Research Analyst at Evermore Global Advisors (2015- 2017) and Research Analyst at
Steinberg Asset Management (2009- 2013).
				6 Funds	None

1 Each Trustee holds office for an indefinite term until his or her successor is elected and qualified.
2 The Interested Trustee is described as such because he is deemed to be an “interested person,” as the term is defined under the 1940 Act, due to his position with the Advisor.
3On November 15, 2018, to replace Janaya Moscony, the Board of Trustees elected Brett C. Boshco as Chief Compliance Officer on an interim basis (“Interim Chief Compliance Officer”). The Board of Trustees has since elected and qualified a successor Chief Compliance Officer, and Brett C. Boshco no longer serves as Interim Chief Compliance Officer. See Note 9 to the financial statements for additional disclosure.

TRUSTEES AND OFFICERS
DECEMBER 31, 2018 (UNAUDITED)

OFFICERS

Below is the name, year of birth, address, information regarding position with the Trust, and the principal occupation for each officer of the Trust.

Name, Address and Year of Birth	Position with the Trust	Term of Office [1] and Length of Service	Principal Occupation(s) During Past 5 Years
Brett C. Boshco 120 E. 23rd Street 5th Floor New York, NY 10010 1982	Interested Trustee, President, Treasurer and Secretary	Since 2018
Chief Executive Officer and Chief Compliance Officer3 of Barrel Park Investments, LLC (since 2017). Previously, Research Analyst at Evermore Global Advisors (2015-2017) and Research
Analyst at Steinberg Asset Management (2009- 2013).

Janaya Moscony 120 E. 23rd Street 5th Floor New York, NY 10010	Chief Compliance Officer	Since 2018	Founder of SEC Compliance Consultants, Inc. and CCO Compliance Services, LLC
1973

1 Each officer of the Trust holds office for an indefinite term at the pleasure of the Board of Trustees and until his or her successor is elected and qualified.
3 On November 15, 2018, to replace Janaya Moscony, the Board of Trustees elected Brett C. Boshco as Chief Compliance Officer on an interim basis (“Interim Chief Compliance Officer”). The Board of Trustees has since elected and qualified a successor Chief Compliance Officer, and Brett C. Boshco no longer serves as Interim Chief Compliance Officer. See Note 9 to the financial statements for additional disclosure.

Statement of Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 717-8227 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on March 31 and September 30. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.

Proxy Voting Guidelines

The Adviser is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge by calling (888) 717-8227. It is also included in the Funds’ SAI, which is available on the Securities and Exchange Commission’s website at www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, upon request, by calling our toll free number (888) 717-8227. Proxy records are available at www.sec.gov.

Rev. November 2017

Privacy Notice

FACTS	WHAT DOES STAAR INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number ▪ Assets ▪ Retirement Assets ▪ Transaction History ▪ Checking Account Information	▪ PurchaseHistory ▪ Account Balances ▪ Account Transactions ▪ Wire TransferInstructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All ﬁnancial companies need to share your personal information torun their everyday business.In thesection below,we list the reasons ﬁnancial companies can share their customers’ personal information; the reasons STAARInvestment Trustchooses to share; and whether you can limit this sharing.

Reasons we can share your personal information		Does STAAR Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus		Yes	No
For our marketing purposes – to offer our products and services to you		No	We don’t share
For joint marketing with other financial companies		No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences		No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness		No	We don’t share
For nonaffiliates to market to you		No	We don’t share
Questions?	Call 1-888-717-8227
Who we are
Who is providing this notice?	STAAR Investment Trust Barrel Park Investments, LLC (Adviser)	Ultimus Fund Distributors, LLC (Distributor) UltimusFund Solutions,LLCand Afﬁliates(Administrator)
What we do
How does STAAR Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.These measures include computer safeguards and secured ﬁles andbuildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does STAAR Investment Trust collect my personal information?	We collect your personal information, for example, when you
	▪ Open an account ▪ Provide accountinformation ▪ Give us your contact information ▪ Make depositsorwithdrawalsfrom youraccount ▪ Make a wiretransfer	▪ Tellus where to send the money ▪ Tellsus whoreceives the money ▪ Show your government-issued ID ▪ Show yourdriver’s license
We also collect your personal information from other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for afﬁliates’ everyday business purposes – information about your creditworthiness
▪ Afﬁliates from using your information to market to you
▪ Sharing for nonafﬁliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies ▪ STAAR Investment Trustdoes not share with nonaffiliates.
Joint marketing	A formal agreement between nonafﬁliated ﬁnancial companies that together market ﬁnancial products or services to you. ▪ STAAR Investment Trust does not jointly market.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N‑CSR (the “Report”), a code of ethics that applies to the Registrant’s Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”).  The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report.  The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report.  A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Ann Chung possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Chung  as the “audit committee financial expert.”  Ms. Chung  is independent under the standards set forth in Item 3 of Form N‑CSR.
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ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees
Fiscal Year Ended December 31, 2018:  $48,000
Fiscal Year Ended December 31, 2017:  $30,850

(b)	Audit-Related Fees
Fiscal Year Ended December 31, 2018:  $0
Fiscal Year Ended December 31, 2017:  $0

There were no Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2‑01 of Regulation S‑X during the fiscal years indicated above.
(c)	Tax Fees
Fiscal Year Ended December 31, 2018:  $12,000
Fiscal Year Ended December 31, 2017:  $9,400

Tax Fees included, for the fiscal years ended December 31, 2018 and December 31, 2017, fees for tax services in connection with the tax compliance, planning, and reporting services provided to the Registrant.
(d)	All Other Fees

Fees for Registrant	Fiscal Year Ended December 31, 2018: $0
Fiscal Year Ended December 31, 2017: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2‑01 of Regulation S‑X during the fiscal years indicated above.
(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates.  These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.
These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.  Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.
A.	General
1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.
2.
The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds
1.
The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”).  In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence.  The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.	The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the

Engagement and of the proposed fees for the Engagement, and the basis for such approval.
3.
Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services
1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.
2.
Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following:  (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.
The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.  If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.
The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.
A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor.  Periodically, the Auditor will discuss with the

Committee those non-audit services that have been or are being provided pursuant to this Section C.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2‑01 of Regulation S‑X.
(f)
The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2018 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees
Fiscal Year Ended December 31, 2018:  $12,000
Fiscal Year Ended December 31, 2017:  $9,400

(h)
There were no services provided by the Registrant's independent registered accounting firm to the Registrant's advisor or to any entity controlling, controlled by, or under common control with the advisor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.  SCHEDULE OF  INVESTMENTS.

Not applicable – schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END FUNDS.  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED END FUNDS. Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Disclosure Controls & Procedures.  The Registrant’s principal executive officer and principal financial officer has concluded that Registrant’s disclosure controls and procedures are effective based on his evaluation as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a‑3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 13.	EXHIBITS.
(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(3)	This item is not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust
(Registrant)

By (Signature and Title)

/s/ Brett Boshco
Brett Boshco,
Principal Executive Officer

Date April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brett Boshco
Brett Boshco,
Principal Executive Officer and Principal Financial Officer

Date April 29, 2019